ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Summary of the changes within each classification of accumulated other comprehensive income (loss), net of tax

Changes in Accumulated Other Comprehensive Income (Loss) by Component

For the Year Ended December 31, 2013(1)

	Unrealized Gains and Losses on Available-for-Sale Securities	Total
Accumulated Other Comprehensive Income at January 1, 2013	$1,196,111	$1,196,111

Other comprehensive loss before reclassifications	(2,662,342)	(2,662,342)
Amount reclassified from accumulated other comprehensive income(2)	(226,257)	(226,257)
Net current-period other comprehensive loss	(2,888,599)	(2,888,599)

Accumulated Other Comprehensive Loss at December 31, 2013	$(1,692,488)	$(1,692,488)

(1) All amounts are net of tax.  Amounts in parentheses indicate debits.

(2) See table below for details about reclassifications.

Changes in Accumulated Other Comprehensive Income by Component

For the Year Ended December 31, 2012(1)

	Unrealized Gains and Losses on Available-for-Sale Securities	Total
Accumulated Other Comprehensive Income at January 1, 2012	$1,292,181	$1,292,181

Other comprehensive income before reclassifications	9,756	9,756
Amount reclassified from accumulated other comprehensive income(2)	(105,826)	(105,826)
Net current-period other comprehensive loss	(96,070)	(96,070)

Accumulated Other Comprehensive Income at December 31, 2012	$1,196,111	$1,196,111

(1) All amounts are net of tax.  Amounts in parentheses indicate debits.

(2) See table below for details about reclassifications.

Summary of the significant amounts reclassified out of each component of accumulated other comprehensive income (Loss)

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

For the Year Ended December 31, 2013(1)

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)	Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains and losses on available-for-sale securities	$359,138	Gain on sale of securities
	(132,881)	Tax expense
Total reclassifications for the period	$226,257	Net of tax

(1) Amounts in parentheses indicate debits to profit/loss.

Reclassifications out of Accumulated Other Comprehensive Income

For the Year Ended December 31, 2012(1)

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains and losses on available-for-sale securities	$167,978	Gain on sale of securities
	(62,152)	Tax expense
Total reclassifications for the period	105,826	Net of tax

(1) Amounts in parentheses indicate debits to profit/loss.